Portfolio of Investments – as of October 31, 2024 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Australia — 5.8%
18,380	Charter Hall Group	$181,370
32,508	Goodman Group	776,275
85,711	GPT Group	265,544
40,080	HMC Capital Ltd.	266,162
23,244	Lifestyle Communities Ltd.	131,020
19,392	NEXTDC Ltd.(a)	207,147
85,320	Stockland	288,520
		2,116,038
	Belgium — 0.3%
1,408	VGP NV	118,412
	Canada — 2.3%
88,710	Dream Industrial Real Estate Investment Trust	842,278
	France — 2.4%
2,492	Gecina SA	266,315
5,924	Klepierre SA	189,400
15,546	Mercialys SA	183,419
3,069	Unibail-Rodamco-Westfield(a)	250,959
		890,093
	Germany — 3.1%
5,475	LEG Immobilien SE	517,209
18,366	Vonovia SE	602,143
		1,119,352
	Hong Kong — 2.2%
58,836	Link REIT	274,142
34,000	Sun Hung Kai Properties Ltd.	368,151
52,696	Wharf Real Estate Investment Co. Ltd.	158,435
		800,728
	Japan — 6.9%
446	GLP J-REIT	392,177
683	Invincible Investment Corp.	278,199
575	Japan Metropolitan Fund Invest	352,913
69	Japan Real Estate Investment Corp.	250,984
90,187	Mitsui Fudosan Co. Ltd.	769,507
58	Nippon Accommodations Fund, Inc.	232,263
13,600	Tokyo Tatemono Co. Ltd.	222,085
		2,498,128
	Netherlands — 0.4%
8,582	CTP NV	143,563
	Singapore — 2.3%
63,111	Cromwell European Real Estate Investment Trust	110,649
175,150	Keppel DC REIT	301,690
428,357	Mapletree Logistics Trust	427,247
		839,586
	Spain — 0.4%
13,467	Merlin Properties Socimi SA	150,269
	Sweden — 1.8%
82,814	Fastighets AB Balder, Class B(a)	644,254
Shares	Description	Value (†)
	United Kingdom — 4.6%
11,314	Big Yellow Group PLC	$175,459
31,019	British Land Co. PLC	159,622
37,135	Segro PLC	376,266
145,211	Sirius Real Estate Ltd.	168,167
137,493	Tritax Big Box REIT PLC	249,597
33,548	UNITE Group PLC	379,497
23,190	Workspace Group PLC	166,361
		1,674,969
	United States — 64.9%
16,820	American Homes 4 Rent, Class A	592,737
1,657	American Tower Corp.	353,836
7,530	AvalonBay Communities, Inc.	1,668,723
74,080	Brixmor Property Group, Inc.	1,996,456
79,610	Broadstone Net Lease, Inc.	1,400,340
15,250	BXP, Inc.	1,228,540
26,030	CareTrust REIT, Inc.	850,400
7,990	Digital Realty Trust, Inc.	1,424,058
2,480	Equinix, Inc.	2,252,039
4,970	Iron Mountain, Inc.	614,938
52,875	LXP Industrial Trust	499,140
5,382	Mid-America Apartment Communities, Inc.	814,512
17,150	Prologis, Inc.	1,936,921
4,670	Public Storage	1,536,710
28,728	Realty Income Corp.	1,705,581
6,528	Ryman Hospitality Properties, Inc.	698,822
9,160	Simon Property Group, Inc.	1,549,139
18,400	Welltower, Inc.	2,481,792
		23,604,684
	Total Common Stocks (Identified Cost $31,763,700)	35,442,354

Principal Amount
Short-Term Investments — 4.2%
$1,526,026	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $1,526,154 on 11/01/2024 collateralized by $1,524,900 U.S. Treasury Note, 4.375% due 12/15/2026 valued at $1,556,667 including accrued interest(b) (Identified Cost $1,526,026)	1,526,026
	Total Investments — 101.6% (Identified Cost $33,289,726)	36,968,380
	Other assets less liabilities — (1.6)%	(589,753)
	Net Assets — 100.0%	$36,378,627

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,116,038	$ —	$2,116,038
Belgium	—	118,412	—	118,412
France	—	890,093	—	890,093
Germany	—	1,119,352	—	1,119,352
Hong Kong	—	800,728	—	800,728
Japan	—	2,498,128	—	2,498,128
Netherlands	—	143,563	—	143,563
Singapore	—	839,586	—	839,586
Spain	—	150,269	—	150,269
Sweden	—	644,254	—	644,254
United Kingdom	—	1,674,969	—	1,674,969
All Other Common Stocks(a)	24,446,962	—	—	24,446,962
Total Common Stocks	24,446,962	10,995,392	—	35,442,354
Short-Term Investments	—	1,526,026	—	1,526,026
Total Investments	$24,446,962	$12,521,418	$—	$36,968,380

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at October 31, 2024 (Unaudited)
Specialized REITs	18.3%
Retail REITs	18.0
Industrial REITs	15.1
Real Estate Management & Development	10.6
Residential REITs	10.0
Health Care REITs	9.1
Diversified REITs	7.0
Office REITs	5.3
Hotel & Resort REITs	2.7
Other Investments, less than 2% each	1.3
Short-Term Investments	4.2
Total Investments	101.6
Other assets less liabilities	(1.6)
Net Assets	100.0%

Currency Exposure Summary at October 31, 2024 (Unaudited)
United States Dollar	69.1%
Euro	6.9
Japanese Yen	6.9
Australian Dollar	5.8
British Pound	4.6
Canadian Dollar	2.3
Hong Kong Dollar	2.2
Singapore Dollar	2.0
Swedish Krona	1.8
Total Investments	101.6
Other assets less liabilities	(1.6)
Net Assets	100.0%